Schedule of Investments (unaudited)
September 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 39.2%
U.S. Government Obligations — 39.2%
U.S. Treasury Bonds	4.125%	8/15/53	62,770,000	$62,527,257
U.S. Treasury Bonds	4.250%	2/15/54	56,590,000	57,686,431
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	4.677%	7/31/25	72,550,000	72,492,553 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	4.722%	10/31/25	271,610,000	271,489,525 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	4.702%	4/30/26	232,700,000	232,418,326 (a)
U.S. Treasury Notes	4.000%	2/15/34	61,170,000	62,235,696

Total U.S. Government & Agency Obligations (Cost — $748,760,148)				758,849,788
Sovereign Bonds — 30.7%
Brazil — 4.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	107,780,000 BRL	17,814,702
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	133,260,000 BRL	21,707,465
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	301,700,000 BRL	48,271,613
Total Brazil				87,793,780
Colombia — 2.7%
Colombian TES, Bonds	7.000%	3/26/31	104,770,000,000 COP	22,085,865
Colombian TES, Bonds	9.250%	5/28/42	143,090,000,000 COP	30,019,462
Total Colombia				52,105,327
Mexico — 9.2%
Mexican Bonos, Bonds	8.000%	11/7/47	749,000,000 MXN	32,204,756
Mexican Bonos, Bonds	8.000%	7/31/53	2,005,900,000 MXN	85,446,626
Mexican Bonos, Senior Notes	8.500%	11/18/38	299,900,000 MXN	14,036,028
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,072,000,000 MXN	45,466,805
Total Mexico				177,154,215
New Zealand — 0.9%
New Zealand Government Bond, Senior Notes	2.750%	5/15/51	38,120,000 NZD	16,715,309
South Africa — 2.8%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	726,640,000 ZAR	29,056,962
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	509,200,000 ZAR	24,689,924
Total South Africa				53,746,886
United Kingdom — 10.6%
United Kingdom Gilt, Bonds	1.250%	7/31/51	151,490,000 GBP	99,977,639 (b)
United Kingdom Gilt, Bonds	4.375%	7/31/54	82,230,000 GBP	106,177,540 (b)
Total United Kingdom				206,155,179

Total Sovereign Bonds (Cost — $630,097,460)				593,670,696
Mortgage-Backed Securities — 13.1%
FHLMC — 2.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	38,305,429	38,855,025
FNMA — 1.6%
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	30,065,387	30,494,443
GNMA — 9.5%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53- 9/20/53	182,436,017	184,511,034

Total Mortgage-Backed Securities (Cost — $249,395,961)				253,860,502
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Corporate Bonds & Notes — 7.5%
Consumer Discretionary — 4.1%
Automobiles — 4.1%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	41,190,000	$41,705,931
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	38,140,000	38,430,901

Total Consumer Discretionary				80,136,832
Energy — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	31,450,000	22,574,823

Financials — 2.2%
Banks — 2.2%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.648%	3/14/25	42,300,000	42,343,452 (a)(c)

Total Corporate Bonds & Notes (Cost — $141,137,779)				145,055,107
Total Investments before Short-Term Investments (Cost — $1,769,391,348)				1,751,436,093
Short-Term Investments — 9.1%
Sovereign Bonds — 4.1%
Egypt Treasury Bills	30.072%	4/1/25	2,180,000,000 EGP	39,591,036 (d)
Egypt Treasury Bills	26.509%	7/1/25	2,270,000,000 EGP	39,428,320 (d)

Total Sovereign Bonds (Cost — $78,672,977)				79,019,356
			Shares
Money Market Funds — 5.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $97,648,954)	4.932%		97,648,954	97,648,954 (e)(f)

Total Short-Term Investments (Cost — $176,321,931)				176,668,310
Total Investments — 99.6% (Cost — $1,945,713,279)				1,928,104,403
Other Assets in Excess of Liabilities — 0.4%				7,132,624
Total Net Assets — 100.0%				$1,935,237,027

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $97,648,954 and the cost was $97,648,954 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
GBP	—	British Pound
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
SOFR	—	Secured Overnight Financing Rate
ZAR	—	South African Rand
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	914	12/24	$121,741,282	$121,647,688	$(93,594)
United Kingdom Long Gilt Bonds	1,233	12/24	162,595,165	162,257,854	(337,311)
Net unrealized depreciation on open futures contracts					$(430,905)
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	43,000,000	USD	26,312,560	Citibank N.A.	10/11/24	$1,005,548
USD	37,807,302	NZD	62,590,000	Citibank N.A.	10/11/24	(1,956,428)
CLP	33,730,000,000	USD	36,223,635	HSBC Securities Inc.	10/11/24	1,279,666
USD	7,989,787	CLP	7,510,000,000	HSBC Securities Inc.	10/11/24	(360,340)
USD	27,834,690	CLP	26,220,000,000	HSBC Securities Inc.	10/11/24	(1,318,483)
MXN	742,100,000	USD	37,759,370	Citibank N.A.	10/23/24	(207,693)
MXN	761,800,000	USD	38,686,743	Citibank N.A.	10/23/24	(138,208)
MXN	1,220,200,000	USD	64,123,854	Citibank N.A.	10/23/24	(2,379,404)
USD	144,245,009	MXN	2,590,900,000	Citibank N.A.	10/23/24	13,140,522
KRW	27,690,000,000	USD	20,903,162	Citibank N.A.	10/28/24	308,260
KRW	76,570,000,000	USD	56,181,671	Citibank N.A.	10/28/24	2,473,387
USD	78,838,519	KRW	104,260,000,000	Citibank N.A.	10/28/24	(1,027,961)
COP	13,660,000,000	USD	3,316,017	JPMorgan Chase & Co.	10/30/24	(82,062)
COP	24,460,000,000	USD	5,783,873	JPMorgan Chase & Co.	10/30/24	6,942
COP	26,430,000,000	USD	6,303,814	JPMorgan Chase & Co.	10/30/24	(46,608)
COP	168,910,000,000	USD	39,606,537	JPMorgan Chase & Co.	10/30/24	382,288
USD	108,699,556	COP	447,940,000,000	JPMorgan Chase & Co.	10/30/24	2,651,397
USD	19,217,216	EUR	17,200,000	Citibank N.A.	11/7/24	39,919
USD	43,625,412	EUR	39,410,000	Citibank N.A.	11/7/24	(315,128)
EUR	32,620,000	USD	36,246,701	JPMorgan Chase & Co.	11/7/24	123,266
EUR	87,310,000	USD	95,535,999	JPMorgan Chase & Co.	11/7/24	1,811,083
EUR	369,510,000	USD	401,625,962	JPMorgan Chase & Co.	11/7/24	10,362,590
USD	100,547,478	EUR	89,850,000	JPMorgan Chase & Co.	11/7/24	368,400
EUR	52,040,000	USD	57,216,783	UBS Securities LLC	11/7/24	805,690
USD	41,001,852	ZAR	758,900,000	HSBC Securities Inc.	11/15/24	(2,750,232)
CNH	165,940,000	USD	23,862,251	JPMorgan Chase & Co.	11/27/24	(67,208)
CNH	675,090,000	USD	97,311,673	JPMorgan Chase & Co.	11/27/24	(506,833)
USD	17,526,255	CNH	123,830,000	JPMorgan Chase & Co.	11/27/24	(230,405)
AUD	331,070,000	USD	225,137,532	Morgan Stanley & Co. Inc.	12/6/24	3,917,999
USD	25,402,906	GBP	19,330,000	Citibank N.A.	12/12/24	(436,494)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,307,136	GBP	35,210,000	HSBC Securities Inc.	12/12/24	$(759,874)
USD	66,762,864	GBP	50,960,000	HSBC Securities Inc.	12/12/24	(1,357,976)
JPY	42,344,000,000	USD	300,268,401	JPMorgan Chase & Co.	12/13/24	(2,676,461)
USD	96,223,364	JPY	13,389,000,000	JPMorgan Chase & Co.	12/13/24	2,126,007
CLP	36,883,000,000	USD	41,205,452	HSBC Securities Inc.	1/15/25	(231,397)
KRW	101,340,000,000	USD	77,609,974	Citibank N.A.	2/3/25	418,966
CLP	15,607,000,000	USD	17,390,965	HSBC Securities Inc.	2/14/25	(60,156)
Net unrealized appreciation on open forward foreign currency contracts						$24,312,579

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$758,849,788	—	$758,849,788
Sovereign Bonds	—	593,670,696	—	593,670,696
Mortgage-Backed Securities	—	253,860,502	—	253,860,502
Corporate Bonds & Notes	—	145,055,107	—	145,055,107
Total Long-Term Investments	—	1,751,436,093	—	1,751,436,093
Short-Term Investments†:
Sovereign Bonds	—	79,019,356	—	79,019,356
Money Market Funds	$97,648,954	—	—	97,648,954
Total Short-Term Investments	97,648,954	79,019,356	—	176,668,310
Total Investments	$97,648,954	$1,830,455,449	—	$1,928,104,403
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$41,221,930	—	$41,221,930
Total	$97,648,954	$1,871,677,379	—	$1,969,326,333
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$430,905	—	—	$430,905
Forward Foreign Currency Contracts††	—	$16,909,351	—	16,909,351
Total	$430,905	$16,909,351	—	$17,340,256

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$39,449,016	$725,491,277	725,491,277	$667,291,339	667,291,339

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,914,541	—	$97,648,954

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report